Note 2 - Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Instruments 1 (Details) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Gain (Loss) on Fair Value of Convertible Note and Warrant Liabilities	$ (15)	$ (116)	$ (13)	$ (926)	$ (858)	$ (14)
Statement Of Other Comprehensive Income Abstract [Domain]
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, Unrealized Gain (Loss) Arising During Period, after Tax	$ 0	$ 0	$ 0	$ (21)	$ (21)	$ (25)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income					Gain (Loss) on Fair Value of Convertible Note and Warrant Liabilities
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income					Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, Unrealized Gain (Loss) Arising During Period, after Tax